Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives

Depreciation is calculated on a straight-line basis over the estimated useful lives of asset as follows:

Property and equipment	Useful life (years)
Compute equipment	3
Infrastructure equipment	7-10
Transformers	13
Leasehold improvements	Shorter of lease term or useful life

Depreciation is calculated on a straight-line basis over the estimated useful lives of asset as follows:

Property and equipment	Useful life (years)
Compute equipment	3
Infrastructure equipment	7-10
Transformers	13
Leasehold improvements	Shorter of lease term or useful life